Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Defined Wealth Shield ETF
Prospectus [Line Items]
Annual Return [Percent]	6.64%	10.03%	7.45%	2.54%